Condensed consolidated statement of other comprehensive income - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Condensed consolidated statement of other comprehensive income
Profit/(loss) for the period	R 432.8	R (2,520.7)	R (4,433.1)
Other comprehensive income
Other comprehensive income, net of tax	(465.9)	1,764.1	(627.2)
Foreign currency translation	(594.8)	1,719.1	(632.4)
Mark to market valuation	128.9	45.0	5.2
Total comprehensive income	(33.1)	(756.6)	(5,060.3)
Total comprehensive income attributable to:
Owners of Sibanye Stillwater	(403.1)	(733.1)	(5,064.6)
Non-controlling interests	R 370.0	R (23.5)	R 4.3